SCHEDULE OF PLANT AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total cost	$ 13,469	$ 116,391
Accumulated depreciation	(2,395)	(7,924)
Property and equipment, net	11,074	108,467
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,949	460
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost
Freight App Inc [Member]
Property, Plant and Equipment [Line Items]
Total cost	107,149	93,689
Accumulated depreciation	(53,700)	(37,570)
Property and equipment, net	53,449	56,119
Freight App Inc [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	92,873	79,413
Freight App Inc [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total cost	9,517	9,517
Freight App Inc [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 4,759	$ 4,759